ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of the components of accumulated other comprehensive loss
Accumulated other comprehensive loss as of December 31, 2020 and 2019 consists of:

(in millions)	2020	2019
Foreign currency translation adjustment	$(2,077)	$(2,046)
Pension adjustment, net of tax	(56)	(40)
Accumulated other comprehensive loss	$(2,133)	$(2,086)